Schedule of Investments ─ IQ Merger Arbitrage ETF

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 92.1%
Communication Services — 1.2%
Shaw Communications, Inc., Class B	282,955	$8,429,914

Consumer Discretionary — 7.8%
Del Taco Restaurants, Inc.	545,301	6,799,903
Diamond Resorts International, Inc.*(a)	47,422	0
Golden Nugget Online Gaming, Inc.*	277,940	2,234,638
Playtech PLC*	1,380,332	10,815,240
Terminix Global Holdings, Inc.*	246,597	10,638,194
Veoneer, Inc.*(b)	443,627	15,620,107
Vivo Energy PLC	4,032,868	7,163,772

Total Consumer Discretionary		53,271,854

Consumer Staples — 1.2%
Sanderson Farms, Inc.	45,187	8,314,408

Energy — 0.2%
Z Energy Ltd.	464,857	1,083,796

Financials — 7.8%
Aareal Bank AG(b)	100,237	3,206,919
American National Group, Inc.	14,564	2,749,538
Atlantic Capital Bancshares, Inc.*	58,652	1,766,598
Flagstar Bancorp, Inc.	325,400	14,724,350
Investors Bancorp, Inc.	352,653	5,755,297
MetroMile, Inc.*	480,496	797,623
Sanne Group PLC	393,386	4,829,250
State Auto Financial Corp.	55,916	2,890,857
TriState Capital Holdings, Inc.*	213,322	6,738,842
Umpqua Holdings Corp.	451,452	9,155,447

Total Financials		52,614,721

Health Care — 19.4%
Arena Pharmaceuticals, Inc.*	452,146	41,588,389
Cerner Corp.	452,487	41,266,814
Change Healthcare, Inc.*	1,032,989	20,329,224
Intersect ENT, Inc.*	90,305	2,474,357
Ortho Clinical Diagnostics Holdings PLC*	795,854	13,816,025
Vifor Pharma AG	70,060	12,318,159

Total Health Care		131,792,968

Industrials — 7.0%
Akka Technologies*	21,744	1,182,190
Europcar Mobility Group*(b)	3,644,555	2,065,654
Meggitt PLC*	377,916	3,777,385
PAE, Inc.*	1,656,354	16,580,104
RR Donnelley & Sons Co.*	138,115	1,522,027
SPX FLOW, Inc.	130,268	11,229,102
Ultra Electronics Holdings PLC	56,901	2,213,898
Welbilt, Inc.*	376,726	8,947,242

Total Industrials		47,517,602

Information Technology — 30.3%
Avast PLC	430,663	3,543,068
Blue Prism Group PLC*	184,021	3,118,247
Bottomline Technologies DE, Inc.*	330,587	18,641,801
CMC Materials, Inc.	95,057	17,193,910
Coherent, Inc.*	106,538	27,537,942
McAfee Corp., Class A	180,586	4,632,031
Mimecast Ltd.*	508,269	40,514,122
Momentive Global, Inc.*	218,569	3,744,087
NeoPhotonics Corp.*	106,015	1,628,390
Nuance Communications, Inc.*	881,102	48,680,886
Rogers Corp.*	62,700	17,113,965
Vonage Holdings Corp.*	924,374	19,263,954

Total Information Technology		205,612,403

Materials — 5.0%
Ferro Corp.*	97,837	2,132,846
Forterra, Inc.*	145,447	3,413,641
GCP Applied Technologies, Inc.*	188,682	6,018,956
Kraton Corp.*	380,981	17,669,899
Verso Corp., Class A	177,642	4,775,017

Total Materials		34,010,359

Real Estate — 9.5%
alstria office REIT-AG	219,896	4,796,960
Aventus Group	541,098	1,235,183
Bluerock Residential Growth REIT, Inc.	231,127	6,136,422
Cominar Real Estate Investment Trust, Class Trust Unit	399,547	3,672,515
CorePoint Lodging, Inc.*	113,400	1,781,514
CyrusOne, Inc.	317,039	28,485,954
Deutsche Industrie REIT AG	88,619	2,241,403
MGM Growth Properties LLC, Class A	269,098	10,462,530
Monmouth Real Estate Investment Corp.	254,930	5,350,981

Total Real Estate		64,163,462

Utilities — 2.7%
Falck Renewables SpA(b)	793,623	7,739,973
Southwest Gas Holdings, Inc.	150,750	10,278,135

Total Utilities		18,018,108

Total Common Stocks
(Cost $633,814,288)		624,829,595

Investment Company — 0.2%

U.S. Ultra Short Term Bond Funds — 0.2%
IQ Ultra Short Duration ETF†
(Cost $1,443,835)	29,283	1,419,640
Rights — 0.0%(c)
Health Care — 0.0%(c)
Supernus Pharmaceuticals, Inc., expires 12/31/24*(a)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(a)	333,265	19,996
Total Rights
(Cost $0)		39,992

Short-Term Investments — 5.3%

Money Market Funds — 5.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(d)(e)	9,909,957	9,909,957
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(d)	25,920,556	25,920,556

Total Short-Term Investments
(Cost $35,830,513)		35,830,513
Total Investments — 97.6%
(Cost $671,088,636)		662,119,740
Other Assets and Liabilities, Net — 2.4%		16,208,281
Net Assets — 100.0%		$678,328,021

*	Non-income producing securities.
†	Affiliated Fund.
(a)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $15,989,774; total market value of collateral held by the Fund was $17,056,572. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,146,615.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at January 31, 2022.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2022 (unaudited)

Total Return Swap contracts outstanding at January 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2022	Monthly	$(264,528)	$–
Consumer Staples Select Sector SPDR Fund	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(264,528)	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	2/03/2022	Monthly	(1,477,531)	–
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day-FEDL01 - 0.50%	2/28/2023	Monthly	(1,477,531)	–
iShares Expanded Tech-Software Sector ETF	Morgan Stanley	1-Day FEDEF - 1.00%	2/03/2022	Monthly	(9,508,064)	–
iShares Expanded Tech-Software Sector ETF	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(9,508,064)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	1-Day FEDEF - 5.68%	2/03/2022	Monthly	(624,263)	–
iShares MSCI Pacific ex Japan ETF	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(624,263)	–
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF	2/03/2022	Monthly	(10,702,250)	–
iShares U.S. Financial Services ETF	Morgan Stanley	1-Day FEDEF - 0.83%	2/03/2022	Monthly	(2,596,376)	–
iShares U.S. Financial Services ETF	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(2,596,376)	–
SPDR S&P Regional Banking ETF	Morgan Stanley	1-Day FEDEF - 0.75%	2/03/2022	Monthly	(15,475,696)	–
SPDR S&P Regional Banking ETF	Merrill Lynch	1-Day-FEDL01	2/28/2023	Monthly	(15,475,696)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/03/2022	Monthly	(4,323,981)	–
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day-FEDL01 - 0.50%	2/28/2023	Monthly	(4,323,981)	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	2/03/2022	Monthly	(2,988,956)	–
Vanguard Real Estate ETF	Merrill Lynch	1-Day-FEDL01 - 0.50%	2/28/2023	Monthly	(2,988,956)	–
						$–

At January 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(g) Reflects the value at reset date of January 31, 2022.

Abbreviations
FEDEF — Federal Funds Effective Rate
FEDL01 — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$622,588,192	$2,241,403	$0	(i)	$624,829,595
Investment Companies	1,419,640	–	–		1,419,640
Rights	–	–	39,992	(i)	39,992
Short-Term Investments:
Money Market Funds	35,830,513	–	–		35,830,513
Total Investments in Securities	659,838,345	2,241,403	39,992		662,119,740
Other Financial Instruments:(j)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$659,838,345	$2,241,403	$39,992		$662,119,740

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2022 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$–	$–	$–	$–

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	The Level 3 securities, valued in total at $39,992, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2022	Value ($) at 01/31/2022
IQ Ultra Short Duration ETF	145,656	7,225,994	20,553,428	(26,270,371)	(61,587)	(27,824)	39,001	–	29,283	1,419,640